Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Investment – Cansativa	$ 1,458	$ 1,553
Total Assets	1,458	1,553
Liabilities:
Loans and borrowings	7,396	6,701
Warrant liability	2,205	19,061
Convertible notes	17,699	27,142
Total Liabilities	27,300	52,904
Level 1 [Member]
Assets:
Investment – Cansativa
Total Assets
Liabilities:
Loans and borrowings
Warrant liability
Convertible notes
Total Liabilities
Level 2 [Member]
Assets:
Investment – Cansativa
Total Assets
Liabilities:
Loans and borrowings	7,396	6,701
Warrant liability
Convertible notes	17,699	27,142
Total Liabilities	25,095	33,843
Level 3 [Member]
Assets:
Investment – Cansativa	1,458	1,553
Total Assets	1,458	1,553
Liabilities:
Loans and borrowings
Warrant liability	2,205	19,061
Convertible notes
Total Liabilities	$ 2,205	$ 19,061